Information on staff and remuneration - Programs granted (Details)	12 Months Ended
	Dec. 31, 2019 EquityInstruments kr / shares	Dec. 31, 2018 EquityInstruments	Dec. 31, 2017 EquityInstruments
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	1,853,359	1,853,784
Number of warrants, end of the period	1,709,912	1,853,359	1,853,784
Programs granted in 2011 - 2015
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	218,359	429,784	728,629
Number of warrants, forfeited	0	0	0
Number of warrants, exercised	(176,000)	(28,000)	(77,712)
Number of warrants, expired	0	(183,425)	(221,133)
Number of warrants, end of the period	42,359	218,359	429,784
Program of 2010 - 10 Feb 2012
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	0	6,250
Number of warrants, forfeited	0	0	0
Number of warrants, exercised	0	0	0
Number of warrants, expired	0	0	(6,250)
Number of warrants, end of the period	0	0	0
Term (months)	P60M
Share price (DKK) | kr / shares	kr 70.0
Exercise price (DKK) | kr / shares	kr 77.0
Volatility	44.00%
Risk-free interest rate	(0.37%)
Cost price (DKK) | kr / shares	kr 24.74
Program of 2010 - 19 Nov 2012
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	0	214,883
Number of warrants, forfeited	0	0	0
Number of warrants, exercised	0	0	0
Number of warrants, expired	0	0	(214,883)
Number of warrants, end of the period	0	0	0
Term (months)	P60M
Share price (DKK) | kr / shares	kr 86.0
Exercise price (DKK) | kr / shares	kr 113.3
Volatility	56.00%
Risk-free interest rate	(0.86%)
Cost price (DKK) | kr / shares	kr 23.76
Program of 2010 - 8 Feb 2013
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	183,425	261,137
Number of warrants, forfeited	0	0	0
Number of warrants, exercised	0	0	(77,712)
Number of warrants, expired	0	(183,425)	0
Number of warrants, end of the period	0	0	183,425
Term (months)	P60M
Share price (DKK) | kr / shares	kr 79.05
Exercise price (DKK) | kr / shares	kr 87.45
Volatility	39.30%
Risk-free interest rate	(0.66%)
Cost price (DKK) | kr / shares	kr 25.38
Program of 2010 - 1 Apr 2014
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	72,000	100,000	100,000
Number of warrants, forfeited	0	0	0
Number of warrants, exercised	(72,000)	(28,000)	0
Number of warrants, expired	0	0	0
Number of warrants, end of the period	0	72,000	100,000
Term (months)	P60M
Share price (DKK) | kr / shares	kr 69.0
Exercise price (DKK) | kr / shares	kr 75.9
Volatility	37.50%
Risk-free interest rate	(0.71%)
Cost price (DKK) | kr / shares	kr 21.05
Program of 2010 - 25 Mar 2015
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	100,000	100,000	100,000
Number of warrants, forfeited	0	0	0
Number of warrants, exercised	(68,000)	0	0
Number of warrants, expired	0	0	0
Number of warrants, end of the period	32,000	100,000	100,000
Term (months)	P60M
Share price (DKK) | kr / shares	kr 115.5
Exercise price (DKK) | kr / shares	kr 127.05
Volatility	41.90%
Risk-free interest rate	(0.21%)
Cost price (DKK) | kr / shares	kr 37.78
Program of 2010 - 05 May 2015
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	46,359	46,359	46,359
Number of warrants, forfeited	0	0	0
Number of warrants, exercised	(36,000)	0	0
Number of warrants, expired	0	0	0
Number of warrants, end of the period	10,359	46,359	46,359
Term (months)	P60M
Share price (DKK) | kr / shares	kr 92.0
Exercise price (DKK) | kr / shares	kr 101.2
Volatility	43.70%
Risk-free interest rate	(0.10%)
Cost price (DKK) | kr / shares	kr 31.63
Warrant Programs Granted 2015 To 2019 [Member]
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	1,635,000	1,424,000	942,250
Number of warrants granted	641,029	655,500	538,566
Number of warrants, forfeited	(314,266)	(437,000)	(56,816)
Number of warrants, exercised	(313,975)	(7,500)	0
Number of warrants, expired	0	0	0
Number of warrants, end of the period	1,647,788	1,635,000	1,424,000
Program of 2015- 05 May 2015, First
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	100,000	100,000
Number of warrants granted	0	0	0
Number of warrants, forfeited	0	(100,000)	0
Number of warrants, exercised	0	0	0
Number of warrants, expired	0	0	0
Number of warrants, end of the period	0	0	100,000
Term (months)	P60M
Share price (DKK) | kr / shares	kr 92.0
Exercise price (DKK) | kr / shares	kr 101.2
Volatility	43.70%
Risk-free interest rate	(0.10%)
Cost price (DKK) | kr / shares	kr 31.63
Program of 2015- 05 May 2015, Second
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	342,250	349,750	357,250
Number of warrants granted	0	0	0
Number of warrants, forfeited	(9,050)	0	(7,500)
Number of warrants, exercised	(242,550)	(7,500)	0
Number of warrants, expired	0	0	0
Number of warrants, end of the period	90,650	342,250	349,750
Term (months)	P60M
Share price (DKK) | kr / shares	kr 92.0
Exercise price (DKK) | kr / shares	kr 101.2
Volatility	43.70%
Risk-free interest rate	(0.10%)
Cost price (DKK) | kr / shares	kr 31.63
Program of 2015- 05 April 2016, First
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	321,750	328,750	345,000
Number of warrants granted	0	0	0
Number of warrants, forfeited	(40,250)	(7,000)	(16,250)
Number of warrants, exercised	(71,425)	0	0
Number of warrants, expired	0	0	0
Number of warrants, end of the period	210,075	321,750	328,750
Term (months)	P60M
Share price (DKK) | kr / shares	kr 129.5
Exercise price (DKK) | kr / shares	kr 142.45
Volatility	43.50%
Risk-free interest rate	(0.04%)
Cost price (DKK) | kr / shares	kr 44.42
Program of 2015- 05 April 2016, Second
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	85,434	100,000
Number of warrants granted	0	0	0
Number of warrants, forfeited	0	(85,434)	(14,566)
Number of warrants, exercised	0	0	0
Number of warrants, expired	0	0	0
Number of warrants, end of the period	0	0	85,434
Term (months)	P60M
Share price (DKK) | kr / shares	kr 129.5
Exercise price (DKK) | kr / shares	kr 142.45
Volatility	43.50%
Risk-free interest rate	(0.04%)
Cost price (DKK) | kr / shares	kr 44.42
Program of 2015- 15 July 2016
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	40,000	40,000	40,000
Number of warrants granted	0	0	0
Number of warrants, forfeited	(40,000)	0	0
Number of warrants, exercised	0	0	0
Number of warrants, expired	0	0	0
Number of warrants, end of the period	0	40,000	40,000
Term (months)	P60M
Share price (DKK) | kr / shares	kr 126.0
Exercise price (DKK) | kr / shares	kr 138.6
Volatility	45.00%
Risk-free interest rate	(0.33%)
Cost price (DKK) | kr / shares	kr 44.23
Program of 2015- 06 April 2017, First
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	381,000	405,500	0
Number of warrants granted	0	0	424,000
Number of warrants, forfeited	(88,750)	(24,500)	(18,500)
Number of warrants, exercised	0	0	0
Number of warrants, expired	0	0	0
Number of warrants, end of the period	292,250	381,000	405,500
Term (months)	P60M
Share price (DKK) | kr / shares	kr 123.0
Exercise price (DKK) | kr / shares	kr 135.30
Volatility	43.60%
Risk-free interest rate	(0.24%)
Cost price (DKK) | kr / shares	kr 41.92
Program of 2015- 06 April 2017, Second
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	93,392	0
Number of warrants granted	0	0	93,392
Number of warrants, forfeited	0	(93,392)	0
Number of warrants, exercised	0	0	0
Number of warrants, expired	0	0	0
Number of warrants, end of the period	0	0	93,392
Term (months)	P60M
Share price (DKK) | kr / shares	kr 123.0
Exercise price (DKK) | kr / shares	kr 135.3
Volatility	43.60%
Risk-free interest rate	(0.24%)
Cost price (DKK) | kr / shares	kr 41.92
Program of 2015- 25 August 2017, First
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	14,566	0
Number of warrants granted	0	0	14,566
Number of warrants, forfeited	0	(14,566)	0
Number of warrants, exercised	0	0	0
Number of warrants, expired	0	0	0
Number of warrants, end of the period	0	0	14,566
Term (months)	P60M
Share price (DKK) | kr / shares	kr 118.5
Exercise price (DKK) | kr / shares	kr 142.45
Volatility	43.00%
Risk-free interest rate	(0.16%)
Cost price (DKK) | kr / shares	kr 36.74
Program of 2015- 25 August 2017, Second
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	6,608	0
Number of warrants granted	0	0	6,608
Number of warrants, forfeited	0	(6,608)	0
Number of warrants, exercised	0	0	0
Number of warrants, expired	0	0	0
Number of warrants, end of the period	0	0	6,608
Term (months)	P60M
Share price (DKK) | kr / shares	kr 118.5
Exercise price (DKK) | kr / shares	kr 135.3
Volatility	43.00%
Risk-free interest rate	(0.16%)
Cost price (DKK) | kr / shares	kr 38.58
Program of 2015- 22 May 2018
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	510,000	0	0
Number of warrants granted	0	615,500	0
Number of warrants, forfeited	(92,000)	(105,500)	0
Number of warrants, exercised	0	0	0
Number of warrants, expired	0	0	0
Number of warrants, end of the period	418,000	510,000	0
Term (months)	P60M
Share price (DKK) | kr / shares	kr 100.8
Exercise price (DKK) | kr / shares	kr 100.8
Volatility	42.60%
Risk-free interest rate	(0.05%)
Cost price (DKK) | kr / shares	kr 36.98
Program of 2015- 15 Oct 2018
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	40,000	0	0
Number of warrants granted	0	40,000	0
Number of warrants, forfeited	0	0	0
Number of warrants, exercised	0	0	0
Number of warrants, expired	0	0	0
Number of warrants, end of the period	40,000	40,000	0
Term (months)	P60M
Share price (DKK) | kr / shares	kr 90.0
Exercise price (DKK) | kr / shares	kr 90.0
Volatility	42.50%
Risk-free interest rate	(0.03%)
Cost price (DKK) | kr / shares	kr 32.83
Program of 2015- 10 Apr 2019
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	0	0
Number of warrants granted	397,750	0	0
Number of warrants, forfeited	(17,500)	0	0
Number of warrants, exercised	0	0	0
Number of warrants, expired	0	0	0
Number of warrants, end of the period	380,250	0	0
Term (months)	P48M
Share price (DKK) | kr / shares	kr 127.0
Exercise price (DKK) | kr / shares	kr 127.0
Volatility	43.50%
Risk-free interest rate	(0.45%)
Cost price (DKK) | kr / shares	kr 41.94
Program of 2015- 13 Jun 2019, First
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	0	0
Number of warrants granted	168,388	0	0
Number of warrants, forfeited	(26,716)	0	0
Number of warrants, exercised	0	0	0
Number of warrants, expired	0	0	0
Number of warrants, end of the period	141,672	0	0
Term (months)	P48M
Share price (DKK) | kr / shares	kr 138.6
Exercise price (DKK) | kr / shares	kr 138.6
Volatility	43.00%
Risk-free interest rate	(0.59%)
Cost price (DKK) | kr / shares	kr 45.04
Program of 2015- 13 Jun 2019 , Second
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	0	0
Number of warrants granted	8,659	0	0
Number of warrants, forfeited	0	0	0
Number of warrants, exercised	0	0	0
Number of warrants, expired	0	0	0
Number of warrants, end of the period	8,659	0	0
Term (months)	P48M
Share price (DKK) | kr / shares	kr 138.6
Exercise price (DKK) | kr / shares	kr 138.6
Volatility	43.00%
Risk-free interest rate	(0.59%)
Cost price (DKK) | kr / shares	kr 45.04
Program of 2015- 13 Jun 2019, Third
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	0	0
Number of warrants granted	8,659	0	0
Number of warrants, forfeited	0	0	0
Number of warrants, exercised	0	0	0
Number of warrants, expired	0	0	0
Number of warrants, end of the period	8,659	0	0
Term (months)	P48M
Share price (DKK) | kr / shares	kr 138.6
Exercise price (DKK) | kr / shares	kr 138.6
Volatility	43.00%
Risk-free interest rate	(0.59%)
Cost price (DKK) | kr / shares	kr 45.04
Program of 2015- 13 Jun 2019, Four
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	0	0
Number of warrants granted	8,658	0	0
Number of warrants, forfeited	0	0	0
Number of warrants, exercised	0	0	0
Number of warrants, expired	0	0	0
Number of warrants, end of the period	8,658	0	0
Term (months)	P48M
Share price (DKK) | kr / shares	kr 138.6
Exercise price (DKK) | kr / shares	kr 138.6
Volatility	43.00%
Risk-free interest rate	(0.59%)
Cost price (DKK) | kr / shares	kr 45.04
Program of 2015- 05 Dec 2019, First
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	0	0
Number of warrants granted	16,304	0	0
Number of warrants, forfeited	0	0	0
Number of warrants, exercised	0	0	0
Number of warrants, expired	0	0	0
Number of warrants, end of the period	16,304	0	0
Term (months)	P48M
Share price (DKK) | kr / shares	kr 220.0
Exercise price (DKK) | kr / shares	kr 220.0
Volatility	41.90%
Risk-free interest rate	(0.63%)
Cost price (DKK) | kr / shares	kr 69.52
Program of 2015- 05 Dec 2019, Second
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	0	0
Number of warrants granted	16,304	0	0
Number of warrants, forfeited	0	0	0
Number of warrants, exercised	0	0	0
Number of warrants, expired	0	0	0
Number of warrants, end of the period	16,304	0	0
Term (months)	P48M
Share price (DKK) | kr / shares	kr 220.0
Exercise price (DKK) | kr / shares	kr 220.0
Volatility	41.90%
Risk-free interest rate	(0.63%)
Cost price (DKK) | kr / shares	kr 69.52
Program of 2015- 05 Dec 2019, Third
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	0	0
Number of warrants granted	16,307	0	0
Number of warrants, forfeited	0	0	0
Number of warrants, exercised	0	0	0
Number of warrants, expired	0	0	0
Number of warrants, end of the period	16,307	0	0
Term (months)	P48M
Share price (DKK) | kr / shares	kr 220.0
Exercise price (DKK) | kr / shares	kr 220.0
Volatility	41.90%
Risk-free interest rate	(0.63%)
Cost price (DKK) | kr / shares	kr 69.52
Executive Management | Programs granted in 2011 - 2015
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	0
Number of warrants, end of the period	0	0	0
Executive Management | Program of 2010 - 10 Feb 2012
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	0
Number of warrants, end of the period	0	0	0
Executive Management | Program of 2010 - 19 Nov 2012
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	0
Number of warrants, end of the period	0	0	0
Executive Management | Program of 2010 - 8 Feb 2013
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	0
Number of warrants, end of the period	0	0	0
Executive Management | Program of 2010 - 1 Apr 2014
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	0
Number of warrants, end of the period	0	0	0
Executive Management | Program of 2010 - 25 Mar 2015
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	0
Number of warrants, end of the period	0	0	0
Executive Management | Program of 2010 - 05 May 2015
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	0
Number of warrants, end of the period	0	0	0
Executive Management | Warrant Programs Granted 2015 To 2019 [Member]
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	217,000	457,000
Number of warrants, end of the period	372,171	217,000	457,000
Executive Management | Program of 2015- 05 May 2015, First
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	100,000
Number of warrants, end of the period	0	0	100,000
Executive Management | Program of 2015- 05 May 2015, Second
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	75,000	75,000
Number of warrants, end of the period	45,000	75,000	75,000
Executive Management | Program of 2015- 05 April 2016, First
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	25,000	25,000
Number of warrants, end of the period	60,000	25,000	25,000
Executive Management | Program of 2015- 05 April 2016, Second
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	85,434
Number of warrants, end of the period	0	0	85,434
Executive Management | Program of 2015- 15 July 2016
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	0
Number of warrants, end of the period	0	0	0
Executive Management | Program of 2015- 06 April 2017, First
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	57,000	57,000
Number of warrants, end of the period	57,000	57,000	57,000
Executive Management | Program of 2015- 06 April 2017, Second
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	93,392
Number of warrants, end of the period	0	0	93,392
Executive Management | Program of 2015- 25 August 2017, First
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	14,566
Number of warrants, end of the period	0	0	14,566
Executive Management | Program of 2015- 25 August 2017, Second
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	6,608
Number of warrants, end of the period	0	0	6,608
Executive Management | Program of 2015- 22 May 2018
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	60,000	0
Number of warrants, end of the period	65,000	60,000	0
Executive Management | Program of 2015- 15 Oct 2018
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	0
Number of warrants, end of the period	0	0	0
Executive Management | Program of 2015- 10 Apr 2019
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	0
Number of warrants, end of the period	0	0	0
Executive Management | Program of 2015- 13 Jun 2019, First
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	0
Number of warrants, end of the period	117,894	0	0
Executive Management | Program of 2015- 13 Jun 2019 , Second
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	0
Number of warrants, end of the period	0	0	0
Executive Management | Program of 2015- 13 Jun 2019, Third
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	0
Number of warrants, end of the period	0	0	0
Executive Management | Program of 2015- 13 Jun 2019, Four
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	0
Number of warrants, end of the period	0	0	0
Executive Management | Program of 2015- 05 Dec 2019, First
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	0
Number of warrants, end of the period	9,093	0	0
Executive Management | Program of 2015- 05 Dec 2019, Second
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	0
Number of warrants, end of the period	9,092	0	0
Executive Management | Program of 2015- 05 Dec 2019, Third
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	0
Number of warrants, end of the period	9,092	0	0
Other employees | Programs granted in 2011 - 2015
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	218,359	429,784
Number of warrants, end of the period	42,359	218,359	429,784
Other employees | Program of 2010 - 10 Feb 2012
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	0
Number of warrants, end of the period	0	0	0
Other employees | Program of 2010 - 19 Nov 2012
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	0
Number of warrants, end of the period	0	0	0
Other employees | Program of 2010 - 8 Feb 2013
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	183,425
Number of warrants, end of the period	0	0	183,425
Other employees | Program of 2010 - 1 Apr 2014
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	72,000	100,000
Number of warrants, end of the period	0	72,000	100,000
Other employees | Program of 2010 - 25 Mar 2015
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	100,000	100,000
Number of warrants, end of the period	32,000	100,000	100,000
Other employees | Program of 2010 - 05 May 2015
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	46,359	46,359
Number of warrants, end of the period	10,359	46,359	46,359
Other employees | Warrant Programs Granted 2015 To 2019 [Member]
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	1,418,000	967,000
Number of warrants, end of the period	1,275,617	1,418,000	967,000
Other employees | Program of 2015- 05 May 2015, First
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	0
Number of warrants, end of the period	0	0	0
Other employees | Program of 2015- 05 May 2015, Second
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	267,250	274,750
Number of warrants, end of the period	45,650	267,250	274,750
Other employees | Program of 2015- 05 April 2016, First
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	296,750	303,750
Number of warrants, end of the period	150,075	296,750	303,750
Other employees | Program of 2015- 05 April 2016, Second
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	0
Number of warrants, end of the period	0	0	0
Other employees | Program of 2015- 15 July 2016
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	40,000	40,000
Number of warrants, end of the period	0	40,000	40,000
Other employees | Program of 2015- 06 April 2017, First
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	324,000	348,500
Number of warrants, end of the period	235,250	324,000	348,500
Other employees | Program of 2015- 06 April 2017, Second
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	0
Number of warrants, end of the period	0	0	0
Other employees | Program of 2015- 25 August 2017, First
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	0
Number of warrants, end of the period	0	0	0
Other employees | Program of 2015- 25 August 2017, Second
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	0
Number of warrants, end of the period	0	0	0
Other employees | Program of 2015- 22 May 2018
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	450,000	0
Number of warrants, end of the period	353,000	450,000	0
Other employees | Program of 2015- 15 Oct 2018
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	40,000	0
Number of warrants, end of the period	40,000	40,000	0
Other employees | Program of 2015- 10 Apr 2019
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	0
Number of warrants, end of the period	380,250	0	0
Other employees | Program of 2015- 13 Jun 2019, First
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	0
Number of warrants, end of the period	23,778	0	0
Other employees | Program of 2015- 13 Jun 2019 , Second
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	0
Number of warrants, end of the period	8,659	0	0
Other employees | Program of 2015- 13 Jun 2019, Third
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	0
Number of warrants, end of the period	8,659	0	0
Other employees | Program of 2015- 13 Jun 2019, Four
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	0
Number of warrants, end of the period	8,658	0	0
Other employees | Program of 2015- 05 Dec 2019, First
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	0
Number of warrants, end of the period	7,211	0	0
Other employees | Program of 2015- 05 Dec 2019, Second
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	0
Number of warrants, end of the period	7,212	0	0
Other employees | Program of 2015- 05 Dec 2019, Third
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	0
Number of warrants, end of the period	7,215	0	0